Operating Expenses - Summary of Non-recurring Operating Income and Expenses (Detail) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of general and administrative expense [Line items]
Write-off C-Cure and Corquest assets and derecognition of related liabilities	€ (1,932)
Amendment of Celdara Medical and Dartmouth College agreements [member]
Disclosure of general and administrative expense [Line items]
Amendment of Celdara Medical and Dartmouth College agreements	(24,341)
C-Cure IP asset impairment expense [member]
Disclosure of general and administrative expense [Line items]
C-Cure IP asset impairment expense	(6,045)
C-Cure RCA reversal income [member]
Disclosure of general and administrative expense [Line items]
C-Cure RCA reversal income	5,356
Corquest IP asset impairment expenses [member]
Disclosure of general and administrative expense [Line items]
Corquest IP asset impairment expenses	€ (1,244)